Intangible Asset, Net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 32,000	$ 32,000	$ 32,000
Amortization expense, first year	32,000
Amortization expense, second year	32,000
Amortization expense, third year	32,000
Amortization expense, fourth year	32,000
Amortization expense, fifth year	$ 32,000